Derivatives and hedging activities (Details 6) (CHF) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivatives and hedging activities
Credit protection sold	940.5	991.4
Credit protection purchased	877.6	929.0
Other protection purchased	108.8	95.8
Other instruments	25.3	26.5
Total credit derivatives	1,952.2	2,042.7